JPMorgan USD Emerging Markets Sovereign Bond ETF
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — 87.4%
Angola — 2.4%
Republic of Angola
8.00%, 11/26/2029 (a)	500,000	508,437
9.24%, 1/15/2031 (a)	200,000	210,150
8.75%, 4/14/2032 (a)	300,000	307,125
9.38%, 5/8/2048 (a)	300,000	294,000
9.13%, 11/26/2049 (a)	200,000	190,625
		1,510,337
Bahrain — 4.5%
Kingdom of Bahrain
7.00%, 10/12/2028 (a)	600,000	606,852
6.75%, 9/20/2029 (a)	500,000	503,250
5.63%, 9/30/2031 (a)	200,000	192,374
5.45%, 9/16/2032 (a)	400,000	375,770
5.63%, 5/18/2034 (a)	400,000	369,500
7.50%, 2/12/2036 (a)	600,000	624,666
6.00%, 9/19/2044 (a)	260,000	219,483
		2,891,895
Benin — 0.3%
Benin Government Bond 7.96%, 2/13/2038 (a)	200,000	210,974
Brazil — 6.6%
Federative Republic of Brazil
4.50%, 5/30/2029	200,000	198,450
5.50%, 11/6/2030	400,000	404,900
6.13%, 1/22/2032	400,000	410,460
5.50%, 2/4/2033	200,000	197,550
6.00%, 10/20/2033	400,000	403,050
6.63%, 3/15/2035	1,400,000	1,444,975
5.00%, 1/27/2045	800,000	638,800
7.13%, 5/13/2054	335,000	335,365
7.25%, 1/12/2056	200,000	199,900
		4,233,450
Bulgaria — 0.3%
Republic of Bulgaria 5.00%, 3/5/2037 (a)	200,000	195,336
Chile — 1.4%
Republic of Chile
3.24%, 2/6/2028	200,000	196,710
4.85%, 1/22/2029	200,000	201,920
5.33%, 1/5/2054	400,000	381,560
3.25%, 9/21/2071	200,000	125,228
		905,418
Colombia — 5.8%
Republic of Colombia
4.50%, 3/15/2029	300,000	290,850
3.00%, 1/30/2030	800,000	720,880
7.38%, 4/25/2030	600,000	624,900

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Colombia—continued
6.13%, 1/21/2031	200,000	199,150
7.75%, 11/7/2036	600,000	628,200
7.38%, 9/18/2037	349,000	355,258
6.13%, 1/18/2041	200,000	178,900
5.63%, 2/26/2044	700,000	570,500
5.20%, 5/15/2049	200,000	150,080
		3,718,718
Costa Rica — 1.4%
Republic of Costa Rica
7.16%, 3/12/2045 (a)	400,000	438,392
7.30%, 11/13/2054 (a)	400,000	446,630
		885,022
Dominican Republic — 5.7%
Dominican Republic Government Bond
6.00%, 7/19/2028 (a)	300,000	305,103
4.50%, 1/30/2030 (a)	600,000	580,254
7.05%, 2/3/2031 (a)	400,000	422,100
4.88%, 9/23/2032 (a)	150,000	142,428
6.95%, 3/15/2037 (b)	150,000	157,605
6.95%, 3/15/2037 (a)	150,000	157,605
5.30%, 1/21/2041 (a)	750,000	668,812
7.45%, 4/30/2044 (a)	300,000	322,556
6.40%, 6/5/2049 (b)	150,000	144,553
7.15%, 2/24/2055 (a)	300,000	314,919
5.88%, 1/30/2060 (a)	500,000	437,938
		3,653,873
Egypt — 4.0%
Arab Republic of Egypt
6.59%, 2/21/2028 (a)	400,000	403,926
8.63%, 2/4/2030 (a)	200,000	213,745
5.88%, 2/16/2031 (a)	400,000	389,156
7.63%, 5/29/2032 (a)	200,000	205,066
7.30%, 9/30/2033 (a)	200,000	199,340
8.50%, 1/31/2047 (a)	400,000	380,248
8.70%, 3/1/2049 (a)	400,000	383,055
8.88%, 5/29/2050 (a)	200,000	195,860
7.50%, 2/16/2061 (a)	200,000	168,000
		2,538,396
El Salvador — 0.3%
Republic of El Salvador 9.65%, 11/21/2054 (a)	150,000	168,435
Ghana — 1.4%
Republic of Ghana
5.00%, 7/3/2029 (a) (c)	265,125	261,148
5.00%, 7/3/2035 (a) (c)	684,000	640,169
		901,317

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Guatemala — 0.9%
Republic of Guatemala 6.60%, 6/13/2036 (a)	526,000	559,308
Hungary — 1.9%
Hungary Government Bond
5.25%, 6/16/2029 (a)	200,000	202,309
2.13%, 9/22/2031 (a)	400,000	346,000
6.25%, 9/22/2032 (a)	200,000	212,000
6.00%, 9/26/2035 (a)	200,000	207,762
6.75%, 9/25/2052 (a)	244,000	262,759
		1,230,830
India — 0.6%
Export-Import Bank of India 2.25%, 1/13/2031 (a)	400,000	358,788
Indonesia — 2.3%
Perusahaan Penerbit SBSN Indonesia III 2.80%, 6/23/2030 (a)	400,000	371,544
Republic of Indonesia
4.75%, 2/11/2029	200,000	201,350
5.60%, 1/15/2035	200,000	204,000
7.75%, 1/17/2038 (a)	300,000	357,060
4.20%, 10/15/2050	450,000	354,937
		1,488,891
Ivory Coast — 1.8%
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (a)	450,000	447,683
8.25%, 1/30/2037 (a)	480,000	528,300
6.75%, 2/25/2041 (a)	200,000	191,125
		1,167,108
Jamaica — 1.1%
Jamaica Government Bond
8.00%, 3/15/2039	200,000	238,063
7.88%, 7/28/2045	400,000	474,577
		712,640
Jordan — 1.0%
Hashemite Kingdom of Jordan
7.50%, 1/13/2029 (a)	450,000	470,813
7.38%, 10/10/2047 (a)	200,000	195,906
		666,719
Kazakhstan — 0.7%
Republic of Kazakhstan
5.50%, 7/1/2037 (a)	200,000	205,660
6.50%, 7/21/2045 (a)	200,000	218,258
		423,918
Latvia — 0.3%
Latvia Government Bond 5.13%, 7/30/2034 (a)	200,000	200,264
Mexico — 2.9%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (a)	250,000	251,250

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Mexico—continued
United Mexican States
4.75%, 4/27/2032	400,000	384,050
5.63%, 2/9/2034	200,000	196,602
6.88%, 5/13/2037	200,000	209,325
6.05%, 1/11/2040	166,000	162,182
7.38%, 5/13/2055	400,000	423,840
3.75%, 4/19/2071	200,000	114,868
5.75%, 10/12/2110	150,000	122,355
		1,864,472
Morocco — 0.8%
Kingdom of Morocco
3.00%, 12/15/2032 (a)	400,000	349,300
4.00%, 12/15/2050 (a)	200,000	141,264
		490,564
Nigeria — 4.4%
Federal Republic of Nigeria
8.38%, 3/24/2029 (a)	200,000	212,756
7.14%, 2/23/2030 (a)	800,000	825,272
7.38%, 9/28/2033 (a)	700,000	719,481
10.38%, 12/9/2034 (a)	200,000	241,345
9.13%, 1/13/2046 (a)	200,000	223,500
7.63%, 11/28/2047 (a)	600,000	594,900
		2,817,254
Oman — 2.0%
Sultanate of Oman Government Bond
5.63%, 1/17/2028 (a)	400,000	405,000
7.38%, 10/28/2032 (a)	400,000	454,272
6.75%, 1/17/2048 (a)	200,000	217,832
7.00%, 1/25/2051 (a)	200,000	226,000
		1,303,104
Pakistan — 1.1%
Islamic Republic of Pakistan
6.88%, 12/5/2027 (a)	200,000	200,359
7.38%, 4/8/2031 (a)	521,000	511,804
		712,163
Panama — 1.9%
Republic of Panama
2.25%, 9/29/2032	200,000	168,628
5.23%, 2/23/2034	200,000	198,350
6.88%, 1/31/2036	316,000	345,676
5.66%, 2/23/2038	200,000	200,250
4.50%, 4/1/2056	400,000	310,412
		1,223,316
Paraguay — 0.3%
Republic of Paraguay 5.40%, 3/30/2050 (a)	200,000	182,040

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Peru — 2.0%
Republic of Peru
2.78%, 1/23/2031	100,000	92,250
8.75%, 11/21/2033	108,000	131,933
3.00%, 1/15/2034	378,000	327,537
5.38%, 2/8/2035	200,000	202,104
3.30%, 3/11/2041	200,000	154,960
5.88%, 8/8/2054	25,000	24,450
2.78%, 12/1/2060	289,000	157,736
3.23%, 7/28/2121	319,000	174,844
		1,265,814
Philippines — 2.4%
Republic of Philippines
6.38%, 1/15/2032	400,000	431,900
5.00%, 1/13/2037	400,000	387,500
3.70%, 3/1/2041	650,000	523,250
ROP Sukuk Trust 5.05%, 6/6/2029 (a)	200,000	202,000
		1,544,650
Poland — 1.8%
Republic of Poland
4.63%, 3/18/2029	100,000	100,882
4.88%, 2/12/2030	200,000	203,796
4.88%, 10/4/2033	350,000	349,475
5.13%, 9/18/2034	200,000	201,254
5.50%, 4/4/2053	300,000	277,893
		1,133,300
Romania — 2.3%
Romania Government Bond
5.75%, 9/16/2030 (a)	250,000	252,445
7.13%, 1/17/2033 (a)	350,000	372,704
6.38%, 1/30/2034 (a)	100,000	101,775
5.75%, 3/24/2035 (b)	100,000	96,625
6.63%, 5/16/2036 (a)	200,000	204,190
7.50%, 2/10/2037 (a)	150,000	161,934
6.13%, 1/22/2044 (a)	150,000	141,795
4.00%, 2/14/2051 (a)	250,000	170,055
		1,501,523
Saudi Arabia — 3.3%
Kingdom of Saudi Arabia
4.38%, 4/16/2029 (a)	400,000	397,504
4.75%, 1/16/2030 (a)	400,000	400,500
2.25%, 2/2/2033 (a)	700,000	596,750
5.25%, 1/16/2050 (a)	800,000	737,000
		2,131,754
Serbia — 1.0%
Republic of Serbia 6.50%, 9/26/2033 (a)	600,000	634,950

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
South Africa — 4.4%
Republic of South Africa
4.85%, 9/30/2029	500,000	499,125
5.88%, 6/22/2030	400,000	413,552
7.10%, 11/19/2036 (a)	600,000	640,500
5.65%, 9/27/2047	400,000	336,500
5.75%, 9/30/2049	400,000	336,920
7.30%, 4/20/2052	200,000	199,750
7.95%, 11/19/2054 (a)	400,000	426,000
		2,852,347
Sri Lanka — 1.8%
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (a)	53,000	50,960
3.10%, 1/15/2030 (a) (c)	100,000	98,000
3.35%, 3/15/2033 (a) (c)	600,000	550,500
3.60%, 6/15/2035 (a) (c)	200,000	159,250
3.60%, 2/15/2038 (a) (c)	300,000	292,125
		1,150,835
Suriname — 0.3%
Suriname Government International Bond 8.50%, 11/6/2035 (a)	200,000	214,256
Trinidad And Tobago — 0.3%
Republic of Trinidad and Tobago 6.50%, 1/28/2036 (a)	200,000	205,814
Turkey — 7.6%
Hazine Mustesarligi Varlik Kiralama A/S
6.50%, 4/26/2030 (a)	200,000	202,046
6.75%, 9/1/2030 (a)	200,000	203,266
Republic of Turkiye (The)
5.13%, 2/17/2028	1,100,000	1,090,375
5.95%, 1/15/2031	500,000	491,500
7.13%, 2/12/2032	900,000	920,250
6.50%, 9/20/2033	201,000	196,980
6.95%, 9/16/2035	600,000	594,900
6.88%, 3/17/2036	450,000	443,700
6.80%, 11/4/2036	200,000	194,854
5.75%, 5/11/2047	700,000	549,500
		4,887,371
Uruguay — 1.5%
Oriental Republic of Uruguay
4.38%, 1/23/2031	134,000	134,737
5.75%, 10/28/2034	425,000	446,129
5.10%, 6/18/2050	100,000	92,452
4.98%, 4/20/2055	332,000	299,074
		972,392

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Zambia — 0.6%
Republic of Zambia
5.75%, 6/30/2033 (a) (c)	212,118	210,105
0.50%, 12/31/2053 (a)	228,000	180,359
		390,464
Total Foreign Government Securities (Cost $55,245,891)		56,100,020
Corporate Bonds — 10.3%
Bahrain — 0.3%
Bapco Energies Sukuk Ltd. 6.25%, 1/29/2035 (a)	200,000	196,600
Chile — 1.3%
Corp. Nacional del Cobre de Chile
3.00%, 9/30/2029 (a)	400,000	377,140
5.53%, 1/30/2037 (a)	200,000	196,651
3.70%, 1/30/2050 (a)	400,000	276,048
		849,839
China — 1.3%
CNAC HK Finbridge Co. Ltd. 5.13%, 3/14/2028 (a)	450,000	455,785
Sinopec Group Overseas Development 2018 Ltd. 2.95%, 11/12/2029 (a)	200,000	191,728
State Grid Overseas Investment BVI Ltd. 1.63%, 8/5/2030 (a)	200,000	179,814
		827,327
Hong Kong — 0.5%
China Life Insurance Overseas Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.23%), 5.35%, 8/15/2033 (a) (d)	329,000	334,840
Hungary — 0.5%
MFB Magyar Fejlesztesi Bank Zrt. 6.50%, 6/29/2028 (a)	282,000	291,258
Indonesia — 0.6%
Pertamina Hulu Energi PT 5.25%, 5/21/2030 (a)	200,000	200,889
Pertamina Persero PT 4.18%, 1/21/2050 (a)	200,000	153,924
		354,813
Malaysia — 1.3%
Petronas Capital Ltd.
2.48%, 1/28/2032 (a)	400,000	358,230
5.34%, 4/3/2035 (a)	200,000	206,150
3.40%, 4/28/2061 (a)	397,000	267,459
		831,839
Mexico — 1.6%
Petroleos Mexicanos
8.75%, 6/2/2029	300,000	322,575
6.70%, 2/16/2032	150,000	151,050
10.00%, 2/7/2033	100,000	117,450
6.63%, 6/15/2035	250,000	240,938
6.50%, 6/2/2041	135,000	120,448
7.69%, 1/23/2050	100,000	91,553
		1,044,014

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Panama — 0.3%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (a)	200,000	167,700
Peru — 0.2%
Petroleos del Peru SA 5.63%, 6/19/2047 (a)	200,000	145,000
Poland — 0.6%
Bank Gospodarstwa Krajowego
5.38%, 5/22/2033 (a)	200,000	203,490
5.75%, 7/9/2034 (b)	200,000	206,556
		410,046
Saudi Arabia — 1.2%
Gaci First Investment Co.
4.75%, 2/14/2030 (a)	200,000	198,500
4.88%, 2/14/2035 (a)	571,000	557,262
		755,762
South Africa — 0.3%
Transnet 8.25%, 2/6/2028 (a)	200,000	208,000
Turkey — 0.3%
TVF Varlik Kiralama A/S 6.95%, 1/23/2030 (a)	200,000	200,515
Total Corporate Bonds (Cost $6,540,669)		6,617,553
	SHARES
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.58% (e) (f) (Cost $543,833)	543,833	543,833
Total Investments — 98.5% (Cost $62,330,393)		63,261,406
Other Assets in Excess of Liabilities — 1.5%		955,316
NET ASSETS — 100.0%		64,216,722

Percentages indicated are based on net assets.

Abbreviations
PT	Limited liability company

(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2026.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of May 31, 2026.

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$6,617,553	$—	$6,617,553
Foreign Government Securities	—	56,100,020	—	56,100,020
Short-Term Investments
Investment Companies	543,833	—	—	543,833
Total Investments in Securities	$543,833	$62,717,573	$—	$63,261,406

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.58% (a) (b)	$604,287	$1,448,474	$1,508,928	$—	$—	$543,833	543,833	$5,155	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.